Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment.
Summary of property, plant and equipment

	2024			2025
	Land and buildings GBPm	Fixtures and equipment GBPm	Total GBPm	Land and buildings GBPm	Fixtures and equipment GBPm	Total GBPm
Cost
At start of year	134	373	507	110	288	398
Capital expenditure	1	19	20	1	20	21
Disposals	(25)	(104)	(129)	(9)	(50)	(59)
Exchange translation differences	-	-	-	(5)	(13)	(18)
At end of year	110	288	398	97	245	342

Accumulated depreciation
At start of year	92	316	408	74	242	316
Charge for the year	5	29	34	4	22	26
Disposals	(23)	(103)	(126)	(10)	(49)	(59)
Exchange translation differences	-	-	-	(4)	(9)	(13)
At end of year	74	242	316	64	206	270

Net book amount	36	46	82	33	39	72